Leases and Commitments - Narrative (Details)		6 Months Ended
	Mar. 03, 2023	Jun. 30, 2023 USD ($) lease	Apr. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases and Commitments
Minimum lease commitments related to month-to-month lease arrangements		$ 0		$ 0
Number of leases terminated | lease		4
Number of office lease terminated | lease		2
Number of vehicle lease terminated | lease		2
Lease termination fees		$ 10,932
Loss related to lease termination		$ 178
Termination notice term	30 days	6 months
Operating lease right of use assets		$ 205,976	$ 82,000	315,765
Operating lease liabilities		181,034	$ 83,000	280,202
Purchase obligation		$ 162,000		$ 207,620
Minimum
Leases and Commitments
Remaining lease term		1 year		1 year
Maximum
Leases and Commitments
Remaining lease term		3 years		4 years